Tax Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Tax Liabilities [Abstract]
Income tax payable	$ 15,964	$ 18,116
Other tax liabilities	3,387	3,384
Income tax withholdings	1,504	1,505
Digital services VAT withholding	1,883	1,879
Current tax liabilities, current	$ 19,351	$ 21,500